Segment Disclosures	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Disclosures
Note 18 – Segment Disclosures
Our reportable segments are Williams Partners, Williams NGL & Petchem Services, and Access Midstream Partners. All remaining business activities are included in Other. (See Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Our segment presentation of Williams Partners is reflective of the parent-level focus by our chief operating decision-maker, considering the resource allocation and governance provisions associated with this master limited partnership structure. WPZ maintains a capital and cash management structure that is separate from ours. WPZ is self-funding and maintains its own lines of bank credit and cash management accounts. These factors, coupled with a different cost of capital from our other businesses, serve to differentiate the management of this entity as a whole.
Our segment presentation of Access Midstream Partners reflects the significant size of this investment and the economic opportunities it represents in major unconventional producing areas that add diversity to our current asset base.
Performance Measurement
We currently evaluate segment operating performance based upon Segment profit (loss) from operations, which includes Segment revenues from external and internal customers, segment costs and expenses, Equity earnings (losses) and Income (loss) from investments. General corporate expenses represent Selling, general, and administrative expenses that are not allocated to our segments. The accounting policies of the segments are the same as those described in Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies. Intersegment revenues are generally accounted for at current market prices as if the sales were to unaffiliated third parties.
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2013	$6,703	$157	$6,860
2012	7,335	151	7,486
2011	7,728	202	7,930

Long-lived assets:
2013	$19,260	$1,240	$20,500
2012	16,940	880	17,820
2011	12,041	583	12,624

Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
As discussed in Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies and Note 4 – Discontinued Operations, our former exploration and production business was spun-off on December 31, 2011 and has been reported as discontinued operations in all prior periods presented. Revenues derived from intercompany sales to our former exploration and production business, previously reported as internal, are now shown as external. These sales were $310 million for the year ended 2011. In addition, costs attributable to activities with our former exploration and production business, previously reported as internal, are now shown as external. Such costs were $845 million for the year ended 2011. We continue to recognize revenue as we provide certain gathering, processing, and treating services to WPX under long term agreements.
The following table reflects the reconciliation of Segment revenues and Segment profit (loss) to Total revenues and Operating income (loss) as reported in the Consolidated Statement of Income and Other financial information related to Long-lived assets.

	Williams Partners	Williams NGL & Petchem Services	Access Midstream Partners	Other	Eliminations	Total
	(Millions)
2013
Segment revenues:
Service revenues
External	$2,914	$—	$—	$25	$—	$2,939
Internal	—	—	—	11	(11)	—
Total service revenues	2,914	—	—	36	(11)	2,939
Product sales
External	3,921	—	—	—	—	3,921
Internal	—	—	—	—	—	—
Total product sales	3,921	—	—	—	—	3,921
Total revenues	$6,835	$—	$—	$36	$(11)	$6,860
Segment profit (loss)	$1,677	$(32)	$61	$(5)		$1,701
Less:
Equity earnings (losses)	104	—	30	—		134
Income (loss) from investments	(3)	—	31	—		28
Segment operating income (loss)	$1,576	$(32)	$—	$(5)		1,539
General corporate expenses						(164)
Operating income (loss)						$1,375

Other financial information:
Additions to long-lived assets	$3,409	$295	$—	$27	$—	$3,731
Depreciation and amortization	791	—	—	24	—	815

2012
Segment revenues:
Service revenues
External	$2,714	$—	$—	$15	$—	$2,729
Internal	—	—	—	12	(12)	—
Total service revenues	2,714	—	—	27	(12)	2,729
Product sales
External	4,757	—	—	—	—	4,757
Internal	—	—	—	—	—	—
Total product sales	4,757	—	—	—	—	4,757
Total revenues	$7,471	$—	$—	$27	$(12)	$7,486
Segment profit (loss)	$1,907	$(3)	$—	$56		$1,960
Less:
Equity earnings (losses)	111	—	—	—		111
Income (loss) from investments	(4)	—	—	53		49
Segment operating income (loss)	$1,800	$(3)	$—	$3		1,800
General corporate expenses						(188)
Operating income (loss)						$1,612

Other financial information:
Additions to long-lived assets	$5,851	$136	$—	$31	$—	$6,018
Depreciation and amortization	734	—	—	22	—	756

	Williams Partners	Williams NGL & Petchem Services	Access Midstream Partners	Other	Eliminations	Total
	(Millions)
2011
Segment revenues:
Service revenues
External	$2,518	$—	$—	$14	$—	$2,532
Internal	—	—	—	11	(11)	—
Total service revenues	2,518	—	—	25	(11)	2,532
Product sales
External	5,398	—	—	—	—	5,398
Internal	—	—	—	—	—	—
Total product sales	5,398	—	—	—	—	5,398
Total revenues	$7,916	$—	$—	$25	$(11)	$7,930
Segment profit (loss)	$2,174	$18	$—	$24		$2,216
Less:
Equity earnings (losses)	142	—	—	13		155
Income (loss) from investments	(4)	—	—	11		7
Segment operating income (loss)	$2,036	$18	$—	$—		2,054
General corporate expenses						(187)
Operating income (loss)						$1,867

Other financial information:
Additions to long-lived assets	$1,484	$—	$—	$46	$—	$1,530
Depreciation and amortization	637	—	—	24	—	661

The following table reflects Total assets and Equity method investments by reportable segments:

	Total Assets		Equity Method Investments
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	(Millions)
Williams Partners	$23,571	$20,678	$2,187	$1,800
Williams NGL & Petchem Services	486	146	12	—
Access Midstream Partners	2,161	2,187	2,161	2,187
Other	1,359	1,787	—	—
Eliminations	(435)	(471)	—	—
Total	$27,142	$24,327	$4,360	$3,987